Cover	Jul. 15, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 15, 2022
Entity File Number	001-14468
Entity Registrant Name	PURE BIOSCIENCE, INC.
Entity Central Index Key	0001006028
Entity Tax Identification Number	33-0530289
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9669 Hermosa Avenue
Entity Address, City or Town	Rancho Cucamonga
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91730
City Area Code	(619)
Local Phone Number	596-8600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not applicable